Fair Value of Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Line Items]
Change in fair value of derivative liability recognized as other income (expenses), net	$ 0	$ (0.7)	$ (1.1)	$ (0.7)	$ 0.7	$ 0.3	$ 0